Reporting entity	12 Months Ended
Dec. 31, 2020
Reporting entity
Reporting entity

1.           Reporting entity:

Greenbrook TMS Inc. (the “Company”), an Ontario corporation along with its subsidiaries, controls and operates a network of outpatient mental health services centers that specialize in the provision of Transcranial Magnetic Stimulation (“TMS”) therapy for the treatment of depression and related psychiatric services.

Our head and registered office is located at 890 Yonge Street, 7th Floor, Toronto, Ontario, Canada M4W 3P4. Our United States corporate headquarters is located at 8405 Greensboro Drive, Suite 120, Tysons Corner, Virginia, USA, 22102.